Derivatives and Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Components of gain (loss) on derivatives, net
	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)